Other Current Liabilities - Summary of Other Current Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Other Current Liabilities [abstract]
VAT payable	€ 11,849	€ 7,541
Non-income tax liabilities	3,371	4,072
Other	1,454	1,881
Other current liabilities, Total	€ 16,674	€ 13,494